Fair Value Measurements (Details) - Schedule of Model for the Fair Value of the Forward Purchase Agreement - USD ($)			6 Months Ended	12 Months Ended
		Aug. 05, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price (in Dollars per share)			$ 10.28	$ 9.91
Strike price (in Dollars per share)		$ 11.5	$ 11.5	$ 11.5	$ 11.5
Dividend yield
Term to expected Business Combination (in years)			3 months 18 days	6 months
Volatility			deminimus	deminimus
Risk-free rate	[1]
Probability of Business Combination			70.00%	60.00%
Fair value of derivative liability – forward purchase agreement (in Dollars)			$ 0.324	$ 0.121	$ 0.004
Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Risk-free rate	[1]		5.36%	4.70%
Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Risk-free rate	[1]		4.07%	3.98%

[1]	The risk-free rate was based on U.S. Treasury Rates commensurate with the remaining term to Business Combination/expiration of the Private Placement Warrants (see Note 7).